Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 700	$ 9,990	$ 25,438		$ 36,128
Beginning balance, shares at Dec. 31, 2018	70,000,000
Stock based compensation - stock options		396,951			396,951
Stock based compensation - shares	$ 306	426,694			427,000
Stock based compensation - shares, shares	30,600,000
Common shares issued for cash	$ 51	2,044,949			2,045,000
Common shares issued for cash, shares	5,112,500
Stock issued in VCAB merger	$ 20	12,440			12,460
Stock issued in VCAB merger, shares	2,000,000
Stock issued in TalaTek acquisition	$ 62	2,479,938			2,480,000
Stock issued in TalaTek acquisition, shares	6,200,000
Treasury stock		2,399,940		(2,400,000)	(60)
Treasury stock, shares	(6,000,000)
Dividends paid			(124,580)		(124,580)
Net loss			(1,354,368)		(1,354,368)
Ending balance, value at Dec. 31, 2019	$ 1,139	7,770,902	(1,453,510)	(2,400,000)	3,918,531
Ending balance, shares at Dec. 31, 2019	107,912,500
Stock based compensation - stock options		325,429			325,429
Common shares issued for cash	$ 4	139,996			140,000
Common shares issued for cash, shares	350,000
Return of treasury stock to authorized capital	$ (60)	(2,399,940)		2,400,000
Net loss			(839,144)		(839,144)
Ending balance, value at Mar. 31, 2020	$ 1,083	5,836,387	(2,292,654)		3,544,816
Ending balance, shares at Mar. 31, 2020	108,262,500
Beginning balance, value at Dec. 31, 2019	$ 1,139	7,770,902	(1,453,510)	(2,400,000)	3,918,531
Beginning balance, shares at Dec. 31, 2019	107,912,500
Net loss					(2,420,446)
Ending balance, value at Sep. 30, 2020	$ 1,143	9,511,806	(3,873,956)		5,638,993
Ending balance, shares at Sep. 30, 2020	114,309,771
Beginning balance, value at Dec. 31, 2019	$ 1,139	7,770,902	(1,453,510)	(2,400,000)	3,918,531
Beginning balance, shares at Dec. 31, 2019	107,912,500
Stock based compensation - stock options		1,533,777			1,533,777
Stock based compensation - shares	$ 7	362,493			362,500
Stock based compensation - shares, shares	725,000
Common shares issued for cash	$ 9	1,131,000			1,131,009
Common shares issued for cash, shares	845,200
Stock issued for Technologyville acquisition	$ 34	1,356,874			1,356,908
Stock issued for Technologyville acquisition, shares	3,392,271
Stock issued for Clear Skies acquisition	$ 23	931,977			932,000
Stock issued for clear skies acquisition, shares	2,330,000
Stock issued for Alpine Security acquisition	$ 9	1,844,991			1,845,000
Stock issued for Alpine Security acquisition, Shares	900,000
Return of treasury stock to authorized capital	$ (60)	(2,399,940)		2,400,000
Beneficial conversion feature related to convertible note		75,000			75,000
Net loss			(3,413,262)		(3,413,262)
Ending balance, value at Dec. 31, 2020	$ 1,161	12,607,074	(4,866,772)		7,741,463
Ending balance, shares at Dec. 31, 2020	116,104,971
Beginning balance, value at Mar. 31, 2020	$ 1,083	5,836,387	(2,292,654)		3,544,816
Beginning balance, shares at Mar. 31, 2020	108,262,500
Stock based compensation - stock options		343,910			343,910
Stock issued for Technologyville acquisition	$ 34	1,356,874			1,356,908
Stock issued for Technologyville acquisition, shares	3,392,271
Net loss			(546,103)		(546,103)
Ending balance, value at Jun. 30, 2020	$ 1,117	7,537,171	(2,838,757)		4,699,531
Ending balance, shares at Jun. 30, 2020	111,654,771
Stock based compensation - stock options		392,661			392,661
Common shares issued for cash	$ 3	649,997			650,000
Common shares issued for cash, shares	325,000
Stock issued for Clear Skies acquisition	$ 23	931,977			932,000
Stock issued for clear skies acquisition, shares	2,330,000
Net loss			(1,035,199)		(1,035,199)
Ending balance, value at Sep. 30, 2020	$ 1,143	9,511,806	(3,873,956)		5,638,993
Ending balance, shares at Sep. 30, 2020	114,309,771
Beginning balance, value at Dec. 31, 2020	$ 1,161	12,607,074	(4,866,772)		7,741,463
Beginning balance, shares at Dec. 31, 2020	116,104,971
Stock based compensation - stock options		838,762			838,762
Common shares issued for cash	$ 16	3,249,984			3,250,000
Common shares issued for cash, shares	1,625,000
Net loss			(1,776,859)		(1,776,859)
Ending balance, value at Mar. 31, 2021	$ 1,177	16,695,820	(6,643,631)		10,053,366
Ending balance, shares at Mar. 31, 2021	117,729,971
Beginning balance, value at Dec. 31, 2020	$ 1,161	12,607,074	(4,866,772)		7,741,463
Beginning balance, shares at Dec. 31, 2020	116,104,971
Net loss					(6,146,620)
Ending balance, value at Sep. 30, 2021	$ 1,205	34,518,667	(11,013,392)		23,506,480
Ending balance, shares at Sep. 30, 2021	120,529,649
Beginning balance, value at Mar. 31, 2021	$ 1,177	16,695,820	(6,643,631)		10,053,366
Beginning balance, shares at Mar. 31, 2021	117,729,971
Stock based compensation - stock options		891,126			891,126
Net loss			(2,116,862)		(2,116,862)
Ending balance, value at Jun. 30, 2021	$ 1,177	17,586,946	(8,760,493)		8,827,630
Ending balance, shares at Jun. 30, 2021	117,729,971
Stock based compensation - stock options		1,251,635			1,251,635
Stock based compensation - shares	$ 2	$ 279,443			$ 279,445
Stock based compensation - shares, shares	232,900
Stock issued for VelocIT acquisition	26	15,400,643			15,400,669
Stock issued for VelocIT acquisition, Shares	2,566,778
Net loss			$ (2,252,899)		$ (2,252,899)
Ending balance, value at Sep. 30, 2021	$ 1,205	$ 34,518,667	$ (11,013,392)		$ 23,506,480
Ending balance, shares at Sep. 30, 2021	120,529,649